Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Recurring basis Quoted prices in active markets for identical assets (Level 1) Money Market Funds	Dec. 31, 2011 Recurring basis Quoted prices in active markets for identical assets (Level 1) Money Market Funds	Sep. 30, 2013 Recurring basis Quoted prices in active markets for identical assets (Level 1) U.S. Treasury money market funds	Dec. 31, 2012 Recurring basis Significant unobservable inputs (Level 3) Series A Warrant	Dec. 31, 2011 Recurring basis Significant unobservable inputs (Level 3) Series A Warrant	Dec. 31, 2012 Recurring basis Significant unobservable inputs (Level 3) Series B Warrant
Fair Value Measurements
Investments in money market funds			$ 524	$ 4,874	$ 234,843
Warrant Liability	$ 966	$ 193				$ 523	$ 193	$ 443